Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Balance at beginning of year at Dec. 31, 2017	SFr 15,384,988	SFr 264,852,008	SFr (2,019,877)	SFr (652,142)	SFr 8,199,437	SFr (284,421,887)	SFr 1,342,527
Net loss for the year						(1,644,798)	(1,644,798)
Other comprehensive loss				(181)	(375,479)		(375,660)
Total comprehensive loss for the year				(181)	(375,479)	(1,644,798)	(2,020,458)
Issue of shares	13,179,043	24,461,056					37,640,099
Cost of share capital issuance		(2,963,415)					(2,963,415)
Value of share-based services					2,298,933		2,298,933
Value of Warrants					3,308,982		3,308,982
Movement in treasury shares:
Capital increase			(568,902)				(568,902)
Settlement of suppliers invoices		120,908	87,176				208,084
Net sales (purchases) under liquidity agreement		6,355	(11,545)				(5,190)
Balance at end of year at Dec. 31, 2018	28,564,031	286,476,912	(2,513,148)	(652,323)	13,431,873	(286,066,685)	39,240,660
Net loss for the year						(14,780,604)	(14,780,604)
Other comprehensive loss				(838)	(745,855)		(746,693)
Total comprehensive loss for the year				(838)	(745,855)	(14,780,604)	(15,527,297)
Issue of shares	4,284,604						4,284,604
Cost of share capital issuance		(170,411)					(170,411)
Value of share-based services					1,685,965		1,685,965
Movement on warrants			(288)				(288)
Movement in treasury shares:
Capital increase			(4,284,604)				(4,284,604)
Settlement of suppliers invoices		92,604	196,610				289,214
Net sales (purchases) under liquidity agreement		(23,128)	29,114				5,986
Balance at end of year at Dec. 31, 2019	32,848,635	286,375,977	(6,572,316)	(653,161)	14,371,983	(300,847,289)	25,523,829
Net loss for the year						(12,858,599)	(12,858,599)
Other comprehensive loss				(4,069)	(233,529)		(237,598)
Total comprehensive loss for the year				(4,069)	(233,529)	(12,858,599)	(13,096,197)
Value of share-based services					1,176,413		1,176,413
Movement in treasury shares:
Settlement of suppliers invoices		78,555	207,190				285,745
Net sales (purchases) under liquidity agreement		17,772	(46,809)				(29,037)
Other net sales of treasury shares		416,050	333,000				749,050
Balance at end of year at Dec. 31, 2020	SFr 32,848,635	SFr 286,888,354	SFr (6,078,935)	SFr (657,230)	SFr 15,314,867	SFr (313,705,888)	SFr 14,609,803